Note 4 - Other Receivables (10K)	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]	NOTE 4: OTHER RECEIVABLES Detail of other receivables balance is as follows:
	December 31
	2023	2022
Other receivables	$196	$131
Allowance for doubtful receivables	(112)	(112)
Total	$84	$19